Financial instruments by category (Details 4) - Theoretical Price [Member] - Level 3 [Member]	12 Months Ended
Jun. 30, 2026
Statement [Line Items]
Description	Purchase option - Warrant (Others)
Pricing model / method	Black & Scholes without dilution
Parameters	Underlying asset price and historical volatility
Range	0